Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Executive chairman agreement

As part of an executive chairman agreement, a director provided services to the Company. The Company incurred $37,500 and $102,115 in fees to this director for the three and six-months ended June 30, 2015, of which $92,885 was paid in stock options. The Company incurred $55,385 and $120,000, in fees to this director for the three and six-months ended June 30, 2014, respectively. This agreement was amended on April 1, 2015. Under the terms of this amendment, this director now receives $37,500 in equity instruments issued in arrears as compensation.

Amounts payable to this director under previous agreements was $293,546 as of June 30, 2015 and December 31, 2014.

Director stock grants

On June 16, 2014, the Company granted its independent directors an aggregate of 642,200 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $597,246. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

On July 14, 2014, the Company granted its independent directors an aggregate of 134,553 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $108,988. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

On June 30, 2015, the Company granted its independent directors an aggregate of 111,112 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $16,667. These shares were fully vested upon issuance.

The Company recognizes the expense related to these grants ratably over the requisite service period. Total stock compensation expense recognized as a result of these grants was $134,373 and $310,931 for the three and six-months ended June 30, 2015, respectively. Total stock compensation expense recognized as a result of these grants was $49,771 for the three and six-months ended June 30, 2014.

NOTE 11 – RELATED PARTY TRANSACTIONS

Consulting agreement

As part of consulting agreements, a director provided consulting services to the Company. The Company incurred $240,000 and $129,231, in consulting fees to this director for the years ended December 31, 2014 and 2013, respectively.

Amounts payable under these agreements were $210,212 and $216,000, as of December 31, 2014 and 2013, respectively.